Property, Plant and Equipment (Details) - Schedule of Owner-Occupied Property - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Plant [Member] | Cost [Member]
Schedule of Owner-Occupied Property[Line Items]
Balance at beginning	$ 2,160,573	$ 4,165,873
CARRYING AMOUNT
Additions
Disposal of subsidiaries		(1,716,185)
Translation adjustment	(61,214)	(289,116)
Balance at ending	2,099,359	2,160,573
Plant [Member] | Depreciation and Impairment [Member]
Schedule of Owner-Occupied Property[Line Items]
Balance at beginning	(68,418)	(1,374,701)
CARRYING AMOUNT
Provided for the year	(66,659)	(70,084)
Disposal of subsidiaries		1,296,658
Translation adjustment	2,118	79,710
Balance at ending	(132,959)	(68,418)
Plant [Member] | Carrying Amount [Member]
CARRYING AMOUNT
Ending balance	1,966,400	2,092,155
Machinery [Member] | Cost [Member]
Schedule of Owner-Occupied Property[Line Items]
Balance at beginning	5,600	131,486
CARRYING AMOUNT
Additions
Disposal of subsidiaries	(621)	(118,285)
Translation adjustment	(157)	(7,601)
Balance at ending	4,822	5,600
Machinery [Member] | Depreciation and Impairment [Member]
Schedule of Owner-Occupied Property[Line Items]
Balance at beginning	(2,419)	(121,129)
CARRYING AMOUNT
Provided for the year	(1,939)	(1,817)
Disposal of subsidiaries	621	113,591
Translation adjustment	73	6,935
Balance at ending	(3,664)	(2,419)
Machinery [Member] | Carrying Amount [Member]
CARRYING AMOUNT
Ending balance	1,158	3,181
Office equipment [Member] | Cost [Member]
Schedule of Owner-Occupied Property[Line Items]
Balance at beginning	934,663	1,015,050
CARRYING AMOUNT
Additions
Translation adjustment	(26,481)	(80,387)
Balance at ending	908,182	934,663
Office equipment [Member] | Depreciation and Impairment [Member]
Schedule of Owner-Occupied Property[Line Items]
Balance at beginning	(241,479)	(21,174)
CARRYING AMOUNT
Provided for the year	(216,271)	(227,388)
Translation adjustment	7,419	7,083
Balance at ending	(450,331)	(241,479)
Office equipment [Member] | Carrying Amount [Member]
CARRYING AMOUNT
Ending balance	457,851	693,184
Motor vehicles [Member] | Cost [Member]
Schedule of Owner-Occupied Property[Line Items]
Balance at beginning	1,489	166,369
CARRYING AMOUNT
Additions	440	1,008
Disposal of subsidiaries	(958)	(156,406)
Translation adjustment	(42)	(9,481)
Balance at ending	930	1,489
Motor vehicles [Member] | Depreciation and Impairment [Member]
Schedule of Owner-Occupied Property[Line Items]
Balance at beginning	(304)	(163,162)
CARRYING AMOUNT
Provided for the year	(1,465)	(258)
Disposal of subsidiaries	958	153,845
Translation adjustment	9	9,270
Balance at ending	(802)	(304)
Motor vehicles [Member] | Carrying Amount [Member]
CARRYING AMOUNT
Ending balance	128	1,185
Furniture and fixtures [Member] | Cost [Member]
Schedule of Owner-Occupied Property[Line Items]
Balance at beginning	3,102,326	5,478,778
CARRYING AMOUNT
Additions	440	1,008
Disposal of subsidiaries	(1,579)	(1,990,876)
Translation adjustment	(87,894)	(386,585)
Balance at ending	3,013,293	3,102,326
Furniture and fixtures [Member] | Depreciation and Impairment [Member]
Schedule of Owner-Occupied Property[Line Items]
Balance at beginning	(312,622)	(1,680,166)
CARRYING AMOUNT
Provided for the year	(286,334)	(299,547)
Disposal of subsidiaries	1,579	1,564,095
Translation adjustment	9,619	102,998
Balance at ending	(587,756)	(312,622)
Furniture and fixtures [Member] | Carrying Amount [Member]
CARRYING AMOUNT
Ending balance	$ 2,425,537	$ 2,789,704